LEASES (Tables)	12 Months Ended
Jun. 30, 2021
LEASES
Summary of operating lease related assets and liabilities recorded on the balance sheets

	June 30,	June 30,	June 30,
	2020	2021	2021
	RMB	RMB	U.S. Dollars
Rights of use lease assets	¥2,549,914	¥7,925,930	$1,227,332

Operating lease liabilities – current	1,328,976	2,226,832	344,825
Operating lease liabilities – non-current	1,210,088	4,792,101	742,058
Total operating lease liabilities	¥2,539,064	¥7,018,933	$1,086,883

Summary of weighted average remaining lease terms and discount rates for all of operating leases

	June 30, 2020	June 30, 2021
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	2.57	2.59
Weighted average discount rate	5%	5%

Summary of maturities of lease liabilities

Twelve months ending June 30,	RMB	U.S. Dollars
2022	¥3,820,677	$591,633
2023	3,002,494	464,937
2024	1,953,178	302,449
Total lease payments	8,776,349	1,359,019
Less: imputed interest	(459,947)	(71,223)
Less: prepayments	(1,297,469)	(200,913)
Present value of lease liabilities	7,018,933	1,086,883
Less: operating lease liabilities – current	(2,226,832)	(344,825)
Operating lease liabilities – non-current	¥4,792,101	$742,058